Class K [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.92%	0.74%	2.11%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.92%	0.71%	2.08%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.57%	1.19%	2.29%
Class K | Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%